Nature of Operations (Details)						12 Months Ended
	Nov. 07, 2025 USD ($)	May 26, 2025	Apr. 23, 2025 USD ($)	Jan. 01, 2025 USD ($) shares	Jan. 01, 2025 CAD ($) shares	Jul. 31, 2026 USD ($) $ / shares	Jul. 31, 2025 USD ($)	Jul. 31, 2025 CAD ($)	Oct. 29, 2026 USD ($)	Jul. 31, 2026 CAD ($)	Jul. 31, 2025 CAD ($)
Nature of Operation [Line Items]
Date of incorporation						Jun. 25, 2018
Working capital deficit						$ 6,880,302	$ 4,702,025
Accumulated deficit						(16,259,562)	(13,327,232)
Deemed equity value						500,000,000
New equity financings						$ 500,000,000
Shares per share | $ / shares						$ 10
Net tangible asset						$ 5,000,001
Maximum exchange ratio description						1-for-25
Accumulated costs						$ (251,813)	(338,424)
Other expenses						1,331,383	2,630,219
Accounts payable and accrued liabilities						4,762,976	3,699,481
Shares issued | shares				414,383	414,383
Capital market advisory services period			12 months
Shares received			$ 10,000			3,000,000
Professional fees						675,212	173,257
Gross proceeds						$ 50,000,000
Percentage of advisory fee		100.00%
Percentage of gross proceeds						5.00%
Percentage of PubCo Shares						50.00%
Percentage of Cash						50.00%
Accounts receivable						$ 89,861	26,936			$ 125,981	$ 37,275
Aggregate principal amount	$ 100,000,000
Percentage of debt offering rate						2.50%
Business Combination [Member]
Nature of Operation [Line Items]
Accumulated costs						$ 5,160,411	$ 3,829,028
Forecast [Member]
Nature of Operation [Line Items]
Prepaid advance									$ 7,500,000
Registration Rights Agreement [Member]
Nature of Operation [Line Items]
Prepaid advance	2,500,000
Convertible Promissory Note [Member]
Nature of Operation [Line Items]
Prepaid advance	$ 7,500,000
Advisor [Member]
Nature of Operation [Line Items]
Gross proceeds						35,000,000
Percentage of advisory fee		50.00%
Bonus Shares [Member]
Nature of Operation [Line Items]
Shares issued | shares				920,148	920,148
Fair value				$ 0.9	$ 1.275
Stock-based compensation expense				828,132				$ 1,173,187
Cash Bonus [Member]
Nature of Operation [Line Items]
Stock-based compensation expense				$ 232,161	$ 333,887
PubCo Shares [Member]
Nature of Operation [Line Items]
Gross proceeds						20,000,000
Percentage of advisory fee		50.00%
PubCo Shares [Member] | Advisor [Member]
Nature of Operation [Line Items]
Gross proceeds						$ 20,000,000
Percentage of advisory fee		100.00%
Minimum [Member]
Nature of Operation [Line Items]
Percentage of shares issued						80.00%
Maximum [Member]
Nature of Operation [Line Items]
Percentage of shares issued						85.00%